Capital and financial risk management - Credit risk management credit ratings (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Capital and financial risk management
Carrying value, Financial assets	£ 2,441	£ 3,894
Credit risk
Capital and financial risk management
Carrying value, Financial assets	778	431
Credit risk | Standard & Poor's, AAA Rating | Moody's, Aaa Rating
Capital and financial risk management
Carrying value, Financial assets	10	3
Credit risk | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets	87
Credit risk | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	335	411
Credit risk | Standard & Poor's, BBB Rating | Moody's, Baa Rating
Capital and financial risk management
Carrying value, Financial assets	287	14
Credit risk | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets	59	3
Credit risk | Cash and cash equivalents
Capital and financial risk management
Carrying value, Financial assets	684	414
Credit risk | Cash and cash equivalents | Standard & Poor's, AAA Rating | Moody's, Aaa Rating
Capital and financial risk management
Carrying value, Financial assets	10	3
Credit risk | Cash and cash equivalents | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets	87
Credit risk | Cash and cash equivalents | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	276	394
Credit risk | Cash and cash equivalents | Standard & Poor's, BBB Rating | Moody's, Baa Rating
Capital and financial risk management
Carrying value, Financial assets	252	14
Credit risk | Cash and cash equivalents | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets	59	3
Credit risk | Bank balances and deposits
Capital and financial risk management
Carrying value, Financial assets	674	411
Credit risk | Bank balances and deposits | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets	87
Credit risk | Bank balances and deposits | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	276	394
Credit risk | Bank balances and deposits | Standard & Poor's, BBB Rating | Moody's, Baa Rating
Capital and financial risk management
Carrying value, Financial assets	252	14
Credit risk | Bank balances and deposits | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets	59	3
Credit risk | Money market funds
Capital and financial risk management
Carrying value, Financial assets	10	3
Credit risk | Money market funds | Standard & Poor's, AAA Rating | Moody's, Aaa Rating
Capital and financial risk management
Carrying value, Financial assets	10	3
Credit risk | Derivative financial instruments
Capital and financial risk management
Carrying value, Financial assets	94	17
Credit risk | Derivative financial instruments | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	59	£ 17
Credit risk | Derivative financial instruments | Standard & Poor's, BBB Rating | Moody's, Baa Rating
Capital and financial risk management
Carrying value, Financial assets	£ 35